Earnings per share	6 Months Ended
Jun. 30, 2019
Earnings per share [abstract]
Earnings per share
Earnings per share

	For the three months ended June 30,		For the six months ended June 30,
	2019	2018	2019	2018
Basic earnings per share
Profit for the period attributable to equity owners of the parent (€m)	46.4	31.0	68.8	93.4
Weighted average Ordinary Shares and Founder Preferred Shares (basic) in millions	196.4	175.6	187.5	175.5
Basic earnings per share	€0.24	€0.18	€0.37	€0.53

For the three months and six months period ended June 30, 2019, the number of shares in both the diluted and basic earnings per share calculation has been adjusted by 39,370 shares for the dilutive impact of the 2019 Non-Executive Restricted Stock Awards that the Company are obligated to issue in 2020. In addition to this, share awards due to be issued under the LTIP management incentive plan have been included (2016 award grant: 278,209 shares, and 2017 award grant: 85,315 shares) where contingent events have occurred and the company is obligated to issue these in January 2020 after the vesting period has been completed. Refer to Note 15 for further details. There is no adjustment to the profit for the period attributable to equity owners of the parent.

	For the three months ended June 30,		For the six months ended June 30,
	2019	2018	2019	2018
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	46.4	31.0	68.8	93.4
Weighted average Ordinary Shares and Founder Preferred Shares (diluted) in millions	196.4	175.6	187.5	175.5
Diluted earnings per share	€0.24	€0.18	€0.37	€0.53

The Ordinary shares that could be issued to settle the Founder Preferred Shares Annual Dividend Amount are potentially dilutive, but as set out in Note 17, the Founder Preferred Shares Annual Dividend Amount is determined with reference to the Dividend Determination Period of a financial year, i.e. the last ten consecutive trading days of 2019.